Financial Instruments - Summary of Income from Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income, expense, gains or losses of financial instruments [abstract]
Interest income on financial assets carried at amortized cost	$ 180	$ 128	$ 107
Interest income on financial assets fair valued through other comprehensive income	124	122	119
Gain / (loss) on investments carried at fair value through profit or loss	34	34	18
Income from financial assets	$ 338	$ 284	$ 244